ACQUISITIONS (Schedule of Purchase Price Allocation Based on Fair Values of Acquired Assets and Liabilities) (Details) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 23, 2012 Sixteen Training Centers [Member] CNY	Dec. 31, 2012 Sixteen Training Centers [Member] item	Mar. 23, 2012 Student population [Member] Sixteen Training Centers [Member] CNY
ACQUISITIONS [Line Items]
Number of training centers acquired						16
Total cash consideration					94,938
Net cash outlay			3,760	152,235
Purchase price allocation based on fair values of the acquired assets and liabilities
Cash and cash equivalents					12,000
Prepaid and other current assets					8,942
Property and equipment					24,777
Intangible assets:
Intangible assets, amortizable					7,700		7,700
Goodwill	13,626	84,541	333,138	435,150	70,580
Total assets acquired					123,999
Deferred revenue					(20,942)
Deferred tax liabilities					(8,119)
Total					94,938
Weighted average amortization period at acquisition date					5 years		5 years